UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2012
Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 1.8% compared with an increase of 4.8% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (8/31/99)
Class AAA (GABUX)	1.77%	1.32%	3.31%	7.93%	7.46%
S&P 500 Utilities Index	4.82	15.26	2.93	8.56	5.25
S&P 500 Index	9.49	5.45	0.22	5.33	2.11
Lipper Utility Fund Average	5.58	7.72	1.84	9.28	5.37
Class A (GAUAX)	1.76	1.32	3.35	7.97	7.49
With sales charge (b)	(4.10)	(4.50)	2.13	7.33	6.99
Class B (GAUBX)	1.24	0.39	2.51	7.13	6.83
With contingent deferred sales charge (c)	(3.76)	(4.61)	2.15	7.13	6.83
Class C (GAUCX)	1.42	0.58	2.56	7.19	6.88
With contingent deferred sales charge (d)	0.42	(0.42)	2.56	7.19	6.88
Class I (GAUIX)	1.92	1.64	3.52	8.04	7.54

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The value of utility stocks generally changes as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c) Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(d) Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,017.70	1.40%	$ 7.02
Class A	$1,000.00	$1,017.60	1.40%	$ 7.02
Class B	$1,000.00	$1,012.40	2.15%	$10.76
Class C	$1,000.00	$1,014.20	2.15%	$10.77
Class I	$1,000.00	$1,019.20	1.15%	$ 5.77
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.40%	$ 7.02
Class A	$1,000.00	$1,017.90	1.40%	$ 7.02
Class B	$1,000.00	$1,014.17	2.15%	$10.77
Class C	$1,000.00	$1,014.17	2.15%	$10.77
Class I	$1,000.00	$1,019.14	1.15%	$ 5.77
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The Gabelli Utilities Fund

Energy and Utilities	57.5%
U.S. Government Obligations	17.7%
Communications	16.4%
Other	7.9%
Other Assets and Liabilities (Net)	0.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the  first  and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or  by  calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at  www.sec.gov  and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 81.7%
	ENERGY AND UTILITIES — 57.4%
	Energy and Utilities: Alternative Energy — 0.1%
300,000	Algonquin Power & Utilities Corp.	$1,465,933	$1,938,906
26,000	Ormat Industries Ltd.	196,547	128,529
60,000	Ormat Technologies Inc.	1,593,559	1,283,400

		3,256,039	3,350,835

	Energy and Utilities: Electric Integrated — 29.6%
10,000	AES Tiete SA, Preference	144,154	142,395
353,034	ALLETE Inc.	12,872,526	14,756,821
108,000	Alliant Energy Corp.	3,566,037	4,921,560
615,000	Ameren Corp.	19,466,094	20,627,100
20,000	American DG Energy Inc.†	32,051	45,400
695,000	American Electric Power Co. Inc.	25,615,832	27,730,500
4,001	Atlantic Power Corp.†	70,084	51,166
250,000	Avista Corp.	5,740,248	6,675,000
730,000	Black Hills Corp.	20,912,394	23,484,100
35,000	Cleco Corp.	721,890	1,464,050
60,000	CMS Energy Corp.	402,675	1,410,000
253,300	Dominion Resources Inc.	10,675,215	13,678,200
5,000	DTE Energy Co.	196,215	296,650
409,500	Duke Energy Corp.	6,695,313	9,443,070
40,000	Dynegy Inc.†	20,800	23,400
1,139,000	Edison International	39,712,608	52,621,800
797,000	El Paso Electric Co.	17,421,856	26,428,520
6,000	Entergy Corp.	301,271	407,340
1,250,000	Exelon Corp.	44,562,425	47,025,000
621,500	FirstEnergy Corp.	20,308,348	30,571,585
60,000	Fortis Inc.	1,955,412	1,902,956
1,550,000	Great Plains Energy Inc.	32,735,577	33,185,500
1,140,054	Hawaiian Electric Industries Inc.	27,738,670	32,514,340
33,000	IDACORP Inc.	1,297,301	1,388,640
298,000	Integrys Energy Group Inc.	14,768,630	16,947,260
24,000	ITC Holdings Corp.	1,749,058	1,653,840
229,000	MGE Energy Inc.	7,448,594	10,831,700
1,090,000	NextEra Energy Inc.	55,729,281	75,002,900
215,000	NiSource Inc.	4,600,330	5,321,250
805,085	NorthWestern Corp.	23,529,521	29,546,619
88,000	NV Energy Inc.	1,335,599	1,547,040
358,000	OGE Energy Corp.	10,636,541	18,540,820
565,000	Otter Tail Corp.	13,071,462	12,921,550
143,000	Pepco Holdings Inc.	2,876,373	2,798,510
117,550	PG&E Corp.	4,159,370	5,321,488
355,000	Pinnacle West Capital Corp.	14,784,308	18,367,700
1,625,007	PNM Resources Inc.	20,147,565	31,752,637
75,000	PPL Corp.	1,872,001	2,085,750
378,050	Progress Energy Inc.	16,850,379	22,747,268
190,000	Public Service Enterprise Group Inc.	5,467,167	6,175,000

Shares		Cost	Market Value
685,000	SCANA Corp.	$27,347,922	$ 32,770,400
1,371,032	TECO Energy Inc.	24,773,110	24,760,838
387,062	The Empire District Electric Co.	7,880,269	8,167,008
550,050	The Southern Co.	20,521,782	25,467,315
37,000	Unitil Corp.	908,568	980,500
225,075	UNS Energy Corp.	6,502,681	8,645,131
523,000	Vectren Corp.	14,597,475	15,438,960
973,000	Westar Energy Inc.	22,953,541	29,141,350
700,000	Wisconsin Energy Corp.	16,897,661	27,699,000
352,000	Xcel Energy Inc.	7,372,145	10,000,320

		641,946,329	795,427,247

	Energy and Utilities: Electric Transmission and Distribution — 3.8%
440,000	CH Energy Group Inc.	20,388,758	28,903,600
485,050	Consolidated Edison Inc.	24,091,675	30,165,259
1,085,000	Northeast Utilities	26,014,099	42,108,850
19,000	UIL Holdings Corp.	577,439	681,340

		71,071,971	101,859,049

	Energy and Utilities: Global Utilities — 2.0%
27,000	Chubu Electric Power Co. Inc.	630,066	437,080
24,000	E.ON AG	787,948	516,325
12,004	EDF SA	268,995	266,604
5,000	EDP - Energias de Portugal SA, ADR	134,159	117,650
200,000	Electric Power Development Co. Ltd.	4,991,198	5,226,747
13,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	264,505	163,689
190,000	Emera Inc.	4,704,398	6,272,370
35,000	Enagas SA	916,226	636,484
222,000	Endesa SA	5,868,517	3,886,826
230,000	Enel SpA	1,285,148	739,889
58,800	GDF Suez†	0	74
185,000	Hera SpA	358,114	259,871
70,000	Hokkaido Electric Power Co. Inc.	1,259,014	901,107
40,000	Hokuriku Electric Power Co.	710,913	619,503
185,000	Huaneng Power International Inc., ADR	4,990,614	5,513,000
76,000	Iberdrola SA, ADR	2,763,045	1,388,520
50,192	Iberdrola SA, London†	617,879	229,618
52,781	Iberdrola SA, Madrid	378,475	248,409
405,000	Korea Electric Power Corp., ADR†	5,392,840	4,527,900
75,000	Kyushu Electric Power Co. Inc.	1,468,432	886,658
17,000	National Grid plc, ADR	768,389	900,830
3,000	Niko Resources Ltd.	207,647	39,544
2,400	Noble Energy Inc.	230,540	203,568

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Global Utilities (Continued)
93,000	Red Electrica Corporacion SA	$4,454,091	$4,049,772
24,000	Shikoku Electric Power Co. Inc.	473,574	508,313
2,000	Snam SpA	8,967	8,909
68,000	Statoil ASA	1,780,509	1,616,367
770,000	Talisman Energy Inc.	13,178,828	8,824,200
24,000	The Chugoku Electric Power Co. Inc.	457,538	393,620
190,000	The Kansai Electric Power Co. Inc.	3,882,128	2,269,969
35,000	The Tokyo Electric Power Co. Inc.†	236,590	67,430
165,000	Tohoku Electric Power Co. Inc.	2,880,398	1,649,278

		66,349,685	53,370,124

	Energy and Utilities: Merchant Energy — 1.8%
70,000	GenOn Energy Inc.†	403,271	119,700
40,000	GenOn Energy Inc. - Old, Escrow†(a)	0	0
15,000	GenOn Energy Inc., Escrow†(a)	0	0
215,000	NRG Energy Inc.†	5,003,758	3,732,400
3,435,000	The AES Corp.†	40,816,202	44,071,050

		46,223,231	47,923,150

	Energy and Utilities: Natural Gas Integrated — 9.6%
45,000	Apache Corp.	4,468,326	3,955,050
72,000	Atlas Energy LP	1,462,347	2,196,720
7,100	Atlas Resource Partners LP	112,351	191,700
26,000	Devon Energy Corp.	1,713,118	1,507,740
21,000	Energen Corp.	271,496	947,730
1,162,000	Energy Transfer Equity LP	27,376,282	47,665,240
160,000	Hess Corp.	10,664,802	6,952,000
950,000	Kinder Morgan Inc.	26,514,089	30,609,000
2,121,374	National Fuel Gas Co.	109,841,876	99,662,150
81,000	Nexen Inc.	1,760,753	1,368,090
288,011	Northwest Natural Gas Co.	13,227,219	13,709,324
596,000	ONEOK Inc.	9,726,913	25,216,760
600,000	Spectra Energy Corp.	13,136,488	17,436,000
3,000	The Williams Companies Inc.	72,840	86,460
210,000	UGI Corp.	6,446,732	6,180,300

		226,795,632	257,684,264

	Energy and Utilities: Natural Gas Utilities — 4.7%
126,000	AGL Resources Inc.	4,911,976	4,882,500
100,000	Atmos Energy Corp.	2,753,572	3,507,000
86,000	CenterPoint Energy Inc.	1,624,843	1,777,620
41,500	Chesapeake Utilities Corp.	1,219,191	1,814,380
1,050,000	CONSOL Energy Inc.	41,547,935	31,752,000

Shares		Cost	Market Value
288,918	Corning Natural Gas Corp.(b)	$3,132,853	$5,034,396
150,000	Delta Natural Gas Co. Inc.	2,191,302	3,259,500
72,000	Piedmont Natural Gas Co. Inc.	1,793,795	2,317,680
48,000	Questar Corp.	853,212	1,001,280
44,000	RGC Resources Inc.	701,712	786,280
70,000	South Jersey Industries Inc.	1,982,945	3,567,900
1,203,000	Southwest Gas Corp.	38,647,090	52,510,950
249,000	The Laclede Group Inc.	8,476,593	9,912,690
93,000	WGL Holdings Inc.	3,736,312	3,696,750

		113,573,331	125,820,926

	Energy and Utilities: Natural Resources — 1.7%
14,000	Alliance Holdings GP LP	276,626	580,720
60,000	Anadarko Petroleum Corp.	4,079,380	3,972,000
335,000	BP plc, ADR	14,904,705	13,580,900
232,000	Cameco Corp.	5,105,277	5,092,400
18,000	Compania de Minas Buenaventura SA, ADR	205,537	683,640
245,000	Mueller Industries Inc.	9,468,324	10,434,550
60,000	Occidental Petroleum Corp.	4,897,516	5,146,200
140,000	Peabody Energy Corp.	4,342,078	3,432,800
19,000	Petroleo Brasileiro SA, ADR	585,266	356,630
145,000	Tullow Oil plc	3,075,236	3,338,240
30,000	Uranium One Inc.†	83,315	76,319

		47,023,260	46,694,399

	Energy and Utilities: Services — 1.0%
415,000	ABB Ltd., ADR†	6,295,777	6,772,800
40,000	Areva SA†	1,626,524	517,844
70,000	Halliburton Co.	1,584,660	1,987,300
7,500	Lufkin Industries Inc.	356,246	407,400
35,000	MDU Resources Group Inc.	760,550	756,350
59,000	Patterson-UTI Energy Inc.	910,845	859,040
91,000	Rowan Companies plc, Cl. A†	3,194,713	2,942,030
12,000	Tenaris SA, ADR	277,440	419,640
955,000	Weatherford International Ltd.†	15,840,312	12,061,650

		30,847,067	26,724,054

	Energy and Utilities: Water — 0.9%
4,000	American States Water Co.	110,252	158,320
115,000	American Water Works Co. Inc.	2,539,962	3,942,200
440,000	Aqua America Inc.	9,096,742	10,982,400
4,500	California Water Service Group	78,970	83,115
10,500	Connecticut Water Service Inc.	264,790	304,290
5,000	Consolidated Water Co. Ltd.	71,163	41,450
18,800	Middlesex Water Co.	332,234	357,200
236,099	SJW Corp.	5,801,612	5,668,737
89,000	The York Water Co.	1,239,521	1,592,210

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Water (Continued)
14,000	United Utilities Group plc, ADR	$319,068	$298,480

		19,854,314	23,428,402

	Diversified Industrial — 2.2%
100,000	Cooper Industries plc	5,849,349	6,818,000
1,950,000	General Electric Co.	34,771,839	40,638,000
200,000	Mueller Water Products Inc., Cl. A	797,540	692,000
45,000	Park-Ohio Holdings Corp.†	750,398	856,350
180,000	Tyco International Ltd.	9,473,065	9,513,000

		51,642,191	58,517,350

	Environmental Services — 0.0%
81,000	Veolia Environnement	1,318,175	1,023,417

	TOTAL ENERGY AND UTILITIES	1,319,901,225	1,541,823,217

	COMMUNICATIONS — 16.4%
	Cable and Satellite — 5.3%
77,000	AMC Networks Inc., Cl. A†	2,075,465	2,737,350
1,927,000	British Sky Broadcasting Group plc	21,036,456	21,020,115
750,000	Cablevision Systems Corp., Cl. A	11,258,990	9,967,500
205,000	Charter Communications Inc., Cl. A†	10,965,997	14,528,350
25,000	Cogeco Cable Inc.	684,204	1,137,658
70,000	Cogeco Inc.	1,589,491	3,151,753
76,000	Comcast Corp., Cl. A	1,633,461	2,429,720
860,000	Comcast Corp., Cl. A, Special	19,318,885	27,004,000
90,000	DIRECTV, Cl. A†	2,877,293	4,393,800
815,000	DISH Network Corp., Cl. A	16,352,393	23,268,250
341,000	EchoStar Corp., Cl. A†	7,161,842	9,009,220
175,000	Liberty Global Inc., Cl. A†	4,622,933	8,685,250
75,000	Rogers Communications Inc., Cl. B	1,827,565	2,715,750
12,000	Shaw Communications Inc., Cl. B	148,195	226,920
125,000	Time Warner Cable Inc.	6,606,483	10,262,500
67,000	Tokyo Broadcasting System Holdings Inc.	997,822	818,903

		109,157,475	141,357,039

	Computer Services Software and Systems — 0.2%
400,000	EarthLink Inc.	2,977,596	2,976,000
265,046	Internap Network Services Corp.†	1,718,714	1,725,449

		4,696,310	4,701,449

Shares		Cost	Market Value
	Telecommunications — 8.0%
126,000	AboveNet Inc.†	$7,843,446	$10,584,000
920,000	AT&T Inc.	26,578,700	32,807,200
108,000	Atlantic Tele-Network Inc.	3,879,400	3,642,840
615,000	BCE Inc.	17,979,047	25,338,000
104,000	Belgacom SA	3,362,681	2,955,353
2,935,958	Cincinnati Bell Inc.†	9,689,093	10,921,764
30,000	Deutsche Telekom AG	369,826	328,550
800,000	Deutsche Telekom AG, ADR	11,258,835	8,745,600
16,000	Koninklijke KPN NV, ADR	232,944	154,560
129,000	Loral Space & Communications Inc.	8,391,002	8,688,150
2,200	Mobistar SA	153,775	75,282
152,000	Nippon Telegraph & Telephone Corp.	7,519,802	7,035,716
360,000	Orascom Telecom Holding SAE, GDR†(c)	1,464,194	900,000
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(d)	534,301	396,000
64,000	Philippine Long Distance Telephone Co., ADR	3,384,055	4,070,400
230,000	Portugal Telecom SGPS SA	1,864,609	1,005,631
230,000	Portugal Telecom SGPS SA, ADR	1,851,315	1,023,500
2,000	PT Indosat Tbk	1,061	921
2,300,000	Singapore Telecommunications Ltd.	5,695,042	5,991,711
1,000,000	Sprint Nextel Corp.†	4,109,840	3,260,000
118,000	Swisscom AG, ADR	4,272,687	4,727,080
8,000	Tele2 AB, Cl. B	141,042	123,514
160,000	Telecom Italia SpA, ADR	2,349,682	1,576,000
232,500	Telefonica Brasil SA, ADR	4,193,042	5,752,050
327,394	Telefonica SA, ADR	7,243,838	4,288,861
400,000	Telekom Austria AG	5,678,651	3,927,613
570,009	Telephone & Data Systems Inc.	15,987,948	12,135,492
433,000	tw telecom inc.†	7,677,705	11,110,780
870,000	Verizon Communications Inc.	29,048,043	38,662,800
570,000	VimpelCom Ltd., ADR	7,286,777	4,622,700

		200,042,383	214,852,068

	Wireless Communications — 2.9%
38,000	America Movil SAB de CV, Cl. L, ADR	576,215	990,280
63,000	China Mobile Ltd., ADR	2,481,879	3,444,210
53,000	China Unicom Hong Kong Ltd., ADR	697,639	665,150
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	93

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
42,028	Millicom International Cellular SA	$4,176,175	$3,947,270
174,000	Millicom International Cellular SA, SDR	13,230,199	16,375,109
6,500	Mobile TeleSystems OJSC, ADR†	86,498	111,800
522,000	NII Holdings Inc.†	14,641,351	5,340,060
4,600	NTT DoCoMo Inc.	7,206,136	7,636,455
140,000	SK Telecom Co. Ltd., ADR	2,493,493	1,694,000
400	SmarTone Telecommunications Holdings Ltd.	207	768
16,812	Tim Participacoes SA, ADR	277,353	461,658
295,000	Turkcell Iletisim Hizmetleri A/S, ADR†	4,165,147	3,702,250
331,000	United States Cellular Corp.†	14,937,810	12,783,220
730,000	Vodafone Group plc, ADR	17,774,169	20,571,400

		82,744,290	77,723,723

	TOTAL COMMUNICATIONS	396,640,458	438,634,279

	OTHER — 7.9%
	Aerospace — 3.5%
250,031	Exelis Inc.	3,253,962	2,465,306
460,390	Goodrich Corp.	57,059,169	58,423,491
2,161,000	Rolls-Royce Holdings plc	18,272,267	29,038,508
55,000	The Boeing Co.	3,517,614	4,086,500

		82,103,012	94,013,805

	Aviation: Parts and Services — 0.1%
117,761	Curtiss-Wright Corp.	3,877,523	3,656,479

	Building and Construction — 0.1%
16,000	Acciona SA	2,059,030	953,683
45,000	Texas Industries Inc.	1,518,341	1,755,450

		3,577,371	2,709,133

	Business Services — 0.7%
80,000	Ariba Inc.†	3,572,400	3,580,800
1,320,068	Clear Channel Outdoor Holdings Inc., Cl. A†	7,491,247	7,946,809
38,000	Equinix Inc.†	3,373,606	6,674,700

		14,437,253	18,202,309

	Commercial Services — 0.1%
71,000	Macquarie Infrastructure Co. LLC	1,590,890	2,363,590
10,000	McGrath Rentcorp	270,621	265,000

		1,861,511	2,628,590

	Diversified Industrial — 0.4%
20,000	Bouygues SA	597,468	536,573
1,000	Donaldson Co. Inc.	33,214	33,370

Shares		Cost	Market Value
146,015	ITT Corp.	$3,146,136	$2,569,864
10,000	Raven Industries Inc.	489,783	695,900
18,000	Svenska Cellulosa AB, Cl. A	308,575	270,100
146,000	Trinity Industries Inc.	4,278,840	3,647,080
119,000	Twin Disc Inc.	3,545,190	2,200,310

		12,399,206	9,953,197

	Electronics — 0.3%
200,000	Corning Inc.	2,592,596	2,586,000
300,000	LSI Corp.†	2,584,821	1,911,000
117,000	Texas Instruments Inc.	3,863,242	3,356,730

		9,040,659	7,853,730

	Entertainment — 0.9%
400,000	Grupo Televisa SAB, ADR	9,207,473	8,592,000
835,067	Vivendi SA	20,782,086	15,460,675

		29,989,559	24,052,675

	Financial Services — 0.2%
40,000	American International Group Inc.†	1,142,039	1,283,600
110,000	Kinnevik Investment AB, Cl. A	2,198,741	2,337,567
12,000	Kinnevik Investment AB, Cl. B	170,855	240,262
24,627	WR Berkley Corp.	937,297	958,483

		4,448,932	4,819,912

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	316,157

	Machinery — 0.5%
11,000	Flowserve Corp.	1,181,924	1,262,250
41,037	The Gorman-Rupp Co.	1,151,741	1,222,903
410,000	Xylem Inc.	11,624,569	10,319,700

		13,958,234	12,804,853

	Metals and Mining — 0.1%
26,500	Haynes International Inc.	1,298,835	1,349,910
50,000	Materion Corp.	1,339,173	1,151,500

		2,638,008	2,501,410

	Specialty Chemicals — 0.0%
30,000	The Dow Chemical Co.	904,932	945,000

	Transportation — 1.0%
484,000	GATX Corp.	15,336,351	18,634,000
160,000	Kirby Corp.†	8,729,967	7,532,800
12,014	Providence and Worcester Railroad Co.	184,969	162,069
56,000	RailAmerica Inc.†	785,385	1,355,200

		25,036,672	27,684,069

	TOTAL OTHER	204,534,828	212,141,319

	TOTAL COMMON STOCKS	1,921,076,511	2,192,598,815

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$588,832	$748,800

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
1,472,000	Kinder Morgan Inc., expire 05/25/17†	2,427,994	3,179,520

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
86,000	Bharti Airtel Ltd., expire 09/19/13†(d)	581,549	471,522

	TOTAL WARRANTS	3,009,543	3,651,042

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 17.7%
$475,365,000	U.S. Treasury Bills, 0.050% to 0.140%††, 07/12/12 to 12/20/12(e)	475,212,555	475,232,822

	TOTAL INVESTMENTS — 99.5%	$2,399,887,441	2,672,231,479

Notional Amount		Termination Date	Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$58,586,399	International Power plc(f)	06/27/13	260,954

(9,000,000 Shares)

			Market Value
	Other Assets and Liabilities (Net) — 0.5%		12,752,217

	NET ASSETS — 100.0%		$2,685,244,650

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $396,000 or 0.01% of net assets.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2012, the market value of the Regulation S security amounted to $900,000 or 0.03% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
360,000	Orascom Telecom Holding SAE, GDR	05/05/09	$1,464,194	$2.5000

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $867,522 or 0.03% of net assets.

(e)	At June 30, 2012, $71,230,000 of the principal amount was pledged as collateral for the equity contract for difference swap agreement.
(f)	At June 30, 2012, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $2,396,754,588)	$2,667,197,083
Investments in affiliates, at value (cost $3,132,853)	5,034,396
Cash	56,357
Receivable for investments sold	14,666,501
Receivable for Fund shares sold	7,477,988
Dividends receivable	4,932,640
Unrealized appreciation on swap contracts	260,954
Prepaid expenses	109,768
Total Assets	2,699,735,687
Liabilities:
Payable for investments purchased	1,330,487
Payable for Fund shares redeemed	9,101,352
Payable for investment advisory fees	2,159,953
Payable for distribution fees	1,070,396
Payable for accounting fees	3,750
Other accrued expenses	825,099
Total Liabilities	14,491,037
Net Assets (applicable to 491,442,216 shares outstanding)	$2,685,244,650
Net Assets Consist of:
Paid-in capital	$2,397,352,623
Accumulated net realized gain on investments, swap contracts, and foreign currency transactions	15,288,753
Net unrealized appreciation on investments	272,344,038
Net unrealized appreciation on swap contracts.	260,954
Net unrealized depreciation on foreign currency translations	(1,718)
Net Assets	$2,685,244,650
Shares of Capital Stock, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($651,774,077 ÷ 114,118,869 shares outstanding)	$5.71
Class A:
Net Asset Value and redemption price per share ($969,782,955 ÷ 168,405,596 shares outstanding)	$5.76
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.11
Class B:
Net Asset Value and offering price per share ($23,901 ÷ 4,838 shares outstanding)	$4.94	(a)
Class C:
Net Asset Value and offering price per share ($924,493,317 ÷ 184,875,296 shares outstanding)	$5.00	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($139,170,400 ÷ 24,037,617 shares outstanding)	$5.79

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $796,939)	$36,091,212
Dividends - Affiliated	69,340
Interest	171,206

Total Investment Income	36,331,758

Expenses:
Investment advisory fees	13,245,580
Distribution fees - Class AAA	827,252
Distribution fees - Class A	1,186,297
Distribution fees - Class B	337
Distribution fees - Class C	4,559,866
Shareholder services fees	1,246,383
Shareholder communications expenses	221,357
Registration expenses	154,295
Custodian fees	150,954
Trustees’ fees	69,576
Legal and audit fees	24,204
Accounting fees	22,500
Miscellaneous expenses	77,174

Total Expenses	21,785,775

Less:
Custodian fee credits.	(404)

Net Expenses	21,785,371

Net Investment Income	14,546,387

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	37,395,886
Net realized loss on swap contracts.	(476,519)
Net realized loss on foreign currency transactions	(6,218)

Net realized gain on investments, swap contracts, and foreign currency transactions	36,913,149

Net change in unrealized appreciation/depreciation:
on investments	(7,062,249)
on swap contracts	257,393
on foreign currency translations	3,518

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(6,801,338)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	30,111,811

Net Increase in Net Assets Resulting from Operations	$44,658,198

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
Operations:
Net investment income	$14,546,387		$22,273,891
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	36,913,149		(141,159)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(6,801,338)		126,761,297

Net Increase in Net Assets Resulting from Operations	44,658,198		148,894,029

Distributions to Shareholders:
Net investment income
Class AAA	(3,491,360	)*	(5,620,486)
Class A	(5,007,952	)*	(7,302,389)
Class B	(387	)*	(1,978)
Class C	(5,497,068	)*	(8,188,987)
Class I	(687,362	)*	(678,227)

	(14,684,129)		(21,792,067)

Net realized gain
Class AAA	(3,404,084	)*	(928,904)
Class A	(4,882,766	)*	(1,206,874)
Class B	(378	)*	(327)
Class C	(5,359,655	)*	(1,353,403)
Class I	(670,180	)*	(112,092)

	(14,317,063)		(3,601,600)

Return of capital
Class AAA	(40,761,739	)*	(70,161,223)
Class A	(58,468,007	)*	(91,156,616)
Class B	(4,524	)*	(24,690)
Class C	(64,178,446	)*	(102,224,131)
Class I	(8,024,973	)*	(8,466,394)

	(171,437,689)		(272,033,054)

Total Distributions to Shareholders	(200,438,881)		(297,426,721)

Share of Beneficial Interest Transactions:
Class AAA	994,111		326,485,860
Class A	83,566,996		454,942,033
Class B	(103,446)		(97,528)
Class C	84,704,418		420,369,134
Class I	50,439,246		58,405,682

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	219,601,325		1,260,105,181

Redemption Fees	1,256		9,890

Net Increase in Net Assets	63,821,898		1,111,582,379
Net Assets:
Beginning of period	2,621,422,752		1,509,840,373

End of period (including undistributed net investment income of $0 and $137,742, respectively)	$2,685,244,650		$2,621,422,752

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses††	Portfolio Turnover Rate†††
Class AAA
2012(c)	$6.03	$0.04	$ 0.06	$ 0.10	$(0.03)*	$(0.03)*	$(0.36)*	$(0.42)	$ 0.00	$5.71	1.8%	$651,774	1.32%(d)	1.40%(d)	7%
2011	6.38	0.08	0.41	0.49	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.03	8.0	686,609	1.32	1.40	22
2010	6.46	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.38	13.0	396,063	1.73	1.43	19
2009	6.43	0.16	0.71	0.87	(0.13)	—	(0.71)	(0.84)	0.00	6.46	15.5	189,534	2.57	1.47	12
2008	9.08	0.15	(1.96)	(1.81)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.43	(20.9)	123,864	1.92	1.43	19
2007	9.16	0.16	0.60	0.76	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	9.08	8.6	161,930	1.78	1.42	19
Class A
2012(c)	$6.08	$0.04	$ 0.06	$ 0.10	$(0.03)*	$(0.03)*	$(0.36)*	$(0.42)	$ 0.00	$5.76	1.8%	$969,783	1.34%(d)	1.40%(d)	7%
2011	6.42	0.08	0.42	0.50	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.08	8.2	936,899	1.32	1.40	22
2010	6.50	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.42	12.9	527,981	1.73	1.43	19
2009	6.46	0.16	0.72	0.88	(0.13)	—	(0.71)	(0.84)	0.00	6.50	15.6	278,607	2.58	1.47	12
2008	9.12	0.15	(1.97)	(1.82)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.46	(20.9)	202,112	1.92	1.43	19
2007	9.19	0.16	0.61	0.77	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	9.12	8.7	261,468	1.78	1.42	19
Class B
2012(c)	$5.30	$0.00(b)	$ 0.06	$ 0.06	$(0.03)*	$(0.03)*	$(0.36)*	$(0.42)	$ 0.00	$4.94	1.2%	$ 24	0.06%(d)	2.15%(d)	7%
2011	5.74	0.03	0.37	0.40	(0.06)	(0.01)	(0.77)	(0.84)	0.00	5.30	7.3	131	0.54	2.15	22
2010	5.94	0.06	0.58	0.64	(0.11)	—	(0.73)	(0.84)	0.00	5.74	12.0	246	0.99	2.18	19
2009	6.02	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.94	14.7	246	1.86	2.22	12
2008	8.63	0.09	(1.86)	(1.77)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.02	(21.6)	243	1.16	2.18	19
2007	8.80	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	8.63	7.9	343	1.02	2.17	19
Class C
2012(c)	$5.35	$0.02	$ 0.05	$ 0.07	$(0.03)*	$(0.03)*	$(0.36)*	$(0.42)	$ 0.00	$5.00	1.4%	$924,493	0.60%(d)	2.15%(d)	7%
2011	5.79	0.03	0.37	0.40	(0.06)	(0.01)	(0.77)	(0.84)	0.00	5.35	7.3	901,840	0.57	2.15	22
2010	5.98	0.06	0.59	0.65	(0.11)	—	(0.73)	(0.84)	0.00	5.79	12.1	544,110	0.98	2.18	19
2009	6.06	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.98	14.6	319,960	1.84	2.22	12
2008	8.67	0.09	(1.86)	(1.77)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.06	(21.5)	256,517	1.17	2.18	19
2007	8.84	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	8.67	7.8	316,009	1.04	2.17	19
Class I
2012(c)	$6.10	$0.05	$ 0.06	$ 0.11	$(0.03)*	$(0.03)*	$(0.36)*	$(0.42)	$ 0.00	$5.79	1.9%	$139,171	1.70%(d)	1.15%(d)	7%
2011	6.43	0.10	0.41	0.51	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.10	8.3	95,944	1.58	1.15	22
2010	6.49	0.12	0.66	0.78	(0.11)	—	(0.73)	(0.84)	0.00	6.43	13.3	41,440	1.97	1.18	19
2009	6.44	0.17	0.72	0.89	(0.13)	—	(0.71)	(0.84)	0.00	6.49	15.8	16,381	2.82	1.22	12
2008(e)	8.94	0.16	(1.82)	(1.66)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.44	(19.6)	7,416	2.34(d)	1.18(d)	19

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than a year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C). For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, and 2008, the effect of Custodian Fee Credits was minimal.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 47%.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2012, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

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Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$ 47,923,150	—	$ 0	$ 47,923,150
Other Industries(a)	1,493,900,067	—	—	1,493,900,067
COMMUNICATIONS(a)	438,634,279	—	—	438,634,279
OTHER(a)	212,141,319	—	—	212,141,319
Total Common Stocks	2,192,598,815	—	0	2,192,598,815
Convertible Preferred Stocks(a)	748,800	—	—	748,800
Warrants(a)	3,179,520	$ 471,522	—	3,651,042
U.S. Government Obligations	—	475,232,822	—	475,232,822
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,196,527,135	$475,704,344	$ 0	$2,672,231,479
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$ —	$ 260,954	$—	$ 260,954

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
$58,586,399 (9,000,000 Shares)	Market Value Appreciation on: International Power plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: International Power plc	6/27/13	$260,954

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2012 had an average monthly notional amount of approximately $25,699,964.

As of June 30, 2012, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2012, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2012. For the restricted securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$25,393,667
Return of capital	272,033,054

Total distributions paid	$297,426,721

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,407,867,910	$371,943,066	$(107,579,497)	$264,363,569

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $267,417,534 and $153,161,741, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $180,900 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $1,161,486 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 125 basis points or the sum

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2012, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $1,256 and $9,890, respectively.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	24,385,459	$143,076,111	77,106,721	$482,045,189
Shares issued upon reinvestment of distributions	6,403,807	37,102,695	9,885,925	61,351,171
Shares redeemed	(30,551,021)	(179,184,695)	(35,216,129)	(216,910,500)

Net increase	238,245	$994,111	51,776,517	$326,485,860

Class A
Shares sold	34,401,794	$203,399,483	87,441,475	$551,769,401
Shares issued upon reinvestment of distributions	7,330,596	42,812,608	9,609,809	59,868,588
Shares redeemed	(27,532,924)	(162,645,095)	(25,077,988)	(156,695,956)

Net increase	14,199,466	$83,566,996	71,973,296	$454,942,033

Class B
Shares sold	—	—	—	$1
Shares issued upon reinvestment of distributions	530	$2,706	1,358	7,461
Shares redeemed	(20,478)	(106,152)	(19,332)	(104,990)

Net decrease	(19,948)	$(103,446)	(17,974)	$(97,528)

Class C
Shares sold	26,234,678	$135,677,968	81,277,550	$457,882,802
Shares issued upon reinvestment of distributions	10,088,465	51,440,942	12,948,729	71,720,764
Shares redeemed	(20,011,858)	(102,414,492)	(19,656,558)	(109,234,432)

Net increase	16,311,285	$84,704,418	74,569,721	$420,369,134

Class I
Shares sold	13,429,371	$80,850,501	12,060,835	$75,830,097
Shares issued upon reinvestment of distributions	1,470,554	8,616,629	1,335,248	8,326,961
Shares redeemed	(6,592,649)	(39,027,884)	(4,112,759)	(25,751,376)

Net increase	8,307,276	$50,439,246	9,283,324	$58,405,682

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2012 is set forth below:

	Beginning Shares	Shares Purchased	Ending Shares	Net Change In Unrealized Appreciation	Dividend Income	Value at June 30, 2012	Percent Owned of Shares Outstanding
Corning Natural Gas Corp.	288,918	—	288,918	$232,579	$69,340	$5,034,396	14.65%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 28, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the third quartile of its peer groups for the one and three year periods and just below the top quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

The Gabelli Utilities Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio
Executive Officer,	Manager,
GAMCO Investors, Inc.	Gabelli-O’Connor Fixed
Income Mutual Fund
Management Co.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice	Medical Director,
President	Lawrence Hospital
and Chief Financial Officer,
KeySpan Corp.

Officers

Bruce N. Alpert	Agnes Mullady
President and Acting Chief	Secretary and Treasurer
Compliance Officer

Custodian, Transfer Agent, and Dividend

Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q212SR

The

Gabelli

Utilities

Fund

SEMIANNUAL REPORT

JUNE 30, 2012

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.